Accounts Payable to Suppliers and Accrued Expenses (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts Payable to Suppliers and Accrued Expenses [Abstract]
Annual fee	$ 13,060	$ 13,389	$ 8,654